Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 21,877	£ 19,394
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	271,465	257,768
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	16,106	15,046
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	5,771	4,348
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,273	1,741
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 270,192	£ 256,027